Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012
Cash flows from operating activities:
Net loss	$ (31,637)	$ (15,931)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	19,693	20,678
Amortization of deferred financing costs	522	680
(Gain) loss on derivative instruments	9	(1,644)
Non-cash compensation expense	25	48
Loss on sale of assets	2,198	187
Pension and other postretirement benefit obligations	(428)	(244)
Impairment of long-lived assets	0	206
Goodwill impairment	0	216
Changes in assets and liabilities:
Accounts receivable, net	4,912	6,857
Inventory	710	(417)
Prepaid expenses	518	9,991
Other assets	194	(1,295)
Accounts payable	(293)	1,469
Accrued expenses	2,549	(1,530)
Accrued interest	42	(65)
Deferred revenue	112	(558)
Other long-term liabilities	(215)	(422)
Net cash (used in) provided by operating activities	(1,089)	18,226
Cash flows from investing activities:
Purchases of property, plant, and equipment	(2,018)	(1,737)
Proceeds from sale of assets and insurance	740	442
Net cash used in investing activities	(1,278)	(1,295)
Cash flows from financing activities:
Repayments under current portion of long-term debt	(6,648)	(4,600)
Net cash used in financing activities	(6,648)	(4,600)
Net (decrease) increase in cash and cash equivalents	(9,015)	12,331
Cash and cash equivalents at beginning of period	34,527	19,212
Cash and cash equivalents at end of period	$ 25,512	$ 31,543